Geographic information	12 Months Ended
Dec. 31, 2020
Segments, Geographical Areas [Abstract]
Geographic information

The Company generates revenue from its SFD® survey projects that assists the Company’s clients in the determination of where to focus their hydrocarbon exploration decisions concerning land commitments, data acquisition expenditures and prospect prioritization on areas with the greatest potential. NXT conducts all of its survey operations from its head office in Canada, and occasionally maintains administrative offices in foreign locations if and when needed. Revenue fluctuations are a normal part of SFD® survey system sales and can vary significantly year-over-year.

Revenues for the year ended December 31, 2020 were the result of the forfeiture of the non-refundable deposit from AGV. See Note 11.

Revenues by geographic area were generated solely in Nigeria during 2019, entirely from a single client.

	For the years ended December 31,
	2020	2019	2018
Nigeria	$-	$11,976,149	$-
Other	136,566
	136,566	11,976,149	-